19. INCOME TAXES: Schedule of Tax effects of Temporary Timing Differences that give rise to Deferred Tax Liability (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Tax effects of Temporary Timing Differences that give rise to Deferred Tax Liability
	As of	As of
	December 31,	December 31,
	2024	2023
Product development costs	$-	$4,172

Permanent differences	$-	$4,172